BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2012
Business Combination, Description [Abstract]
BUSINESS COMBINATION

NOTE C – BUSINESS COMBINATION

On September 16, 2011 the Company completed the purchase of seven (7) branches located on the Mississippi Gulf Coast and one (1) branch located in Bogalusa, Louisiana from Whitney National Bank and Hancock Bank of Louisiana (the “Whitney branches”). As part of the agreement, the Company purchased loans of $46.8 million and assumed deposit liabilities of $179.3 million, and purchased the related fixed assets and cash of the branches. The Company operates the acquired bank branches under the name The First, A National Banking Association. The acquisition allowed the Company to expand its presence in South Mississippi as well as enter a new market in Louisiana. The Company’s condensed consolidated statements of income include the results of operations of the Whitney branches from the closing date of the acquisition.

In connection with the acquisition, the Company recorded $8.7 million of goodwill and $2.4 million of core deposit intangible. The core deposit intangible of $2.4 million will be expensed over 10 years. The recorded goodwill is deductible for tax purposes. The Company acquired the $46.8 million loan portfolio at a fair value discount of $.7 million. The discount represents expected credit losses, adjustments to market interest rates and liquidity adjustments. The noncredit quality portion of the discount was $.1 million and the credit quality portion of the discount was $.6 million.

The amounts of the acquired identifiable assets and liabilities as of the acquisition date were as follows (dollars in thousands):

Purchase price
Cash	$9,100
Total purchase price	9,100
Identifiable assets:
Cash	125,243
Loans, leases and interest receivable	46,118
Core deposit intangible	2,402
Personal and real property	7,481
Other assets	95
Total assets	181,339
Liabilities and equity:
Deposits and interest payable	179,196
Other liabilities	1,703
Total liabilities	180,899
Net assets acquired	$440
Goodwill resulting from acquisition	$8,660

The outstanding principal balance and the carrying amount of these loans included in the consolidated balance sheet at December 31, 2012 were as follows (dollars in thousands):

Outstanding principal balance	$19,145
Carrying amount	18,853

All loans obtained in the acquisition of the Whitney branches reflect no specific evidence of credit deterioration and very low probability that the Company would be unable to collect all contractually required principal and interest payments.